Label	Element	Value
Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	$ 454,012,000
Not later than one year [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	108,633,000
Later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	17,047,000
Later than three years and not later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	19,648,000
Later than one year and not later than three years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	308,684,000
Contingent Consideration Payable [Member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	14,500,000
Contingent Consideration Payable [Member] | Not later than one year [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	14,500,000
Contingent Consideration Payable [Member] | Later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Contingent Consideration Payable [Member] | Later than three years and not later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Contingent Consideration Payable [Member] | Later than one year and not later than three years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Convertible Notes and Interest [Member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	298,768,000
Convertible Notes and Interest [Member] | Not later than one year [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	14,804,000
Convertible Notes and Interest [Member] | Later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Convertible Notes and Interest [Member] | Later than three years and not later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Convertible Notes and Interest [Member] | Later than one year and not later than three years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	283,964,000
Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	69,874,000
Accounts Payable And Accrued Liabilities1 [Member] | Not later than one year [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	69,874,000
Accounts Payable And Accrued Liabilities1 [Member] | Later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Accounts Payable And Accrued Liabilities1 [Member] | Later than three years and not later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Accounts Payable And Accrued Liabilities1 [Member] | Later than one year and not later than three years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Lease liabilities [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	70,870,000
Lease liabilities [member] | Not later than one year [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	9,455,000
Lease liabilities [member] | Later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	17,047,000
Lease liabilities [member] | Later than three years and not later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	19,648,000
Lease liabilities [member] | Later than one year and not later than three years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	$ 24,720,000
Agricultural Produce, Group, Dried Cannabis [Member]
Disclosure of biological assets, agriculture produce at point of harvest and government grants related to biological assets [text block]	ifrs-full_DisclosureOfBiologicalAssetsAndGovernmentGrantsForAgriculturalActivityExplanatory
The following table highlights the sensitivities and impact of changes in significant assumptions on the fair value of biological assets grown at indoor facilities:

Significant inputs & assumptions	Range of inputs		Sensitivity	Impact on fair value
	June 30, 2022	June 30, 2021		June 30, 2022	June 30, 2021
Average selling price per gram	$5.18	$4.70	Increase or decrease of $1.00 per gram	$9,813	$5,067
Weighted average yield (grams per plant)	39.16	30.69	Increase or decrease by 5 grams per plant	$3,219	$3,337
Weighted average effective yield	89%	84%	Increase of decrease by 5%	$1,104	$890
Cost per gram to complete production	$1.52	$1.72	Increase or decrease of $1.00 per gram	$6,607	$6,323

The Company’s estimates are, by their nature, subject to change, and differences from the anticipated yield will be reflected in the gain or loss on biological assets in future periods.

The Company’s outdoor plants did not comprise a significant balance of biological assets as at June 30, 2022.
The changes in the carrying value of biological assets during the period are as follows:

	June 30, 2022	June 30, 2021
	$	$
Opening balance	20,250	18,157
Production costs capitalized	79,620	49,249
Biological assets acquired through business combinations (Note 13)	232	—
Sale of biological assets	(387)	—
Foreign currency translation	(1,233)	—
Changes in fair value less cost to sell due to biological transformation	118,671	109,178
Transferred to inventory upon harvest	(193,326)	(156,334)
Ending balance	23,827	20,250

As of June 30, 2022, the weighted average fair value less cost to complete and cost to sell a gram of dried cannabis was $3.12 per gram (June 30, 2021 - $2.22 per gram) for indoor plants and $0.13 per gram (June 30, 2021 - n/a) for outdoor plants.

During the year ended June 30, 2022, the Company’s biological assets produced 73,371 kilograms of dried cannabis (June 30, 2021 - 111,153 kilograms). As at June 30, 2022, it is expected that the Company’s indoor and outdoor biological assets will yield approximately 14,754 kilograms (June 30, 2021 – 18,599 kilograms) of dried cannabis when harvested. As of June 30, 2022, the weighted average stage of growth for the biological assets was 50% (June 30, 2021 – 49%) for indoor plants and 38% (June 30, 2021 – n/a) for outdoor plants.